Finance income and costs	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended March 31,
	2022	2021
	€m	€m
Finance income
Net foreign exchange gains on translation of financial assets and liabilities	0.9	—
Total finance income	0.9	—
Interest expense (a)	(14.3)	(13.4)
Net impairment loss on short term investments	—	(12.4)
Net foreign exchange losses arising on translation of financial assets and liabilities	—	(11.6)
Net pension interest costs	(0.7)	(0.4)
Amortization of borrowing costs	(0.5)	(0.5)
Net fair value losses on derivatives held at fair value through profit or loss	—	(2.0)
Total finance costs	(15.5)	(40.3)
Net finance costs	(14.6)	(40.3)